ACQUISITIONS	12 Months Ended
Dec. 31, 2012
ACQUISITIONS

NOTE 4. ACQUISITIONS

IAHGames

In July 2010, we began consolidating Infocomm Asia Holdings Pte Ltd. (“IAHGames”), an online game operator, publisher and distributor in Southeast Asia. We acquired IAHGames in order to enhance our position in the online game market in Southeast Asia and strengthen our online entertainment product portfolio. This primary factor among others, contributed to a purchase price in excess of the fair market value of the net tangible assets and intangible assets acquired.

As of December 31, 2011, we owned 5,982,230 Class A preferred shares and 1,208,881 Class B preferred shares of IAHGames, which represented a controlling financial interest of 80 percent of the total outstanding voting rights of IAHGames.

In July 2012, we entered into agreements to sell a 60 percent ownership in IAHGames, together with the sale of a 100 percent ownership in Spring Asia Limited (“Spring Asia”), which has a 30 percent interest in Game First International Corporation (“GFI”). We retained a 20 percent ownership in IAHGames. Upon the closing of the agreements, we deconsolidated the results of IAHGames’ operations and began accounting for our remaining 20 percent interest under the equity method. (See Note 6, “Divestitures” and Note 29, “Subsequent Event”, for additional information.)

The following unaudited pro-forma information presents a summary of the results of operations of our Company for the year ended December 31, 2010 as if we controlled 80 percent of the total outstanding voting rights of IAHGames and consolidated IAHGames as of the beginning of the period presented:

2010
(in US$ thousands, except per share figures)	Unaudited
Net revenue	$69,403
Loss from operations	(50,378)
Net loss	(1,570)
Net income attributable to GigaMedia	255
Basic earnings per share attributable to GigaMedia	0.00
Diluted earnings per share attributable to GigaMedia	0.00

The unaudited pro-forma supplemental information is based on estimates and assumptions, which we believe are reasonable; they are not necessarily indicative of the consolidated financial position or results of operations in future periods or the results that actually would have been realized had we been a consolidated company during all of 2010. The above unaudited pro-forma financial information includes adjustments for the amortization of identified intangible assets with definite lives.

Monsoon

We, through IAHGames, made an equity investment in Monsoon Online Pte Ltd. (“Monsoon”), an operator and distributor of online games in Southeast Asia, in connection with our acquisition of a controlling financial interest in IAHGames with effect from July 1, 2010. In connection with a strategic alliance, Monsoon entered into various agreements with a game licensor to distribute selected games in Southeast Asia (collectively referred to as the “Distribution Partnership”). Although IAHGames owns 100 percent of the common stock of Monsoon, we decided not to consolidate Monsoon at the time of the acquisition as the game licensor had substantive participating rights in Monsoon’s business operations pursuant to Monsoon’s management agreement. In September 2011, IAHGames, Monsoon and the game licensor entered into an agreement whereby all parties agreed to terminate early Monsoon’s management agreement and other agreements with the game licensor which had granted the licensor the abovementioned substantive participating rights in connection with Monsoon. The agreement was effective from August 31, 2011. Starting from September 1, 2011, IAHGames had effective control over Monsoon and therefore has consolidated Monsoon since that date.

The agreement was effective from the third quarter of 2011. In January 2012, IAHGames’ and Monsoon’s commitments under the Distribution Partnership with the game licensor were fully terminated. The execution and closing of this agreement resulted in the following significant financial statement impacts in our Consolidated Financial Statements:

(in US$ thousands)	2011
Gain on cancellation of warrant liabilities	$665
Gain on reversal of impairment of prepaid expenses	1,347

Recovery of loss on termination of third-party contract	$2,012